Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (811,752)	$ (135,434)	$ (1,948,159)	$ (589,941)	$ (811,693)	$ (811,635)
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairment Write-off – Exclusive License						35,000
Common Stock issued for services			66,325	101,963	147,455
Stock Based Compensation	339,880		927,961	102,600	180,600
Changes in operating assets and liabilities:
Prepaid expenses and other assets			(249,000)	2,728	2,000	(13,000)
Accounts payable and accrued liabilities			176,267	5,683	23,832	291
Proceeds received on sale of intangible assets - subject to return rights			943,500
Net cash provided by (used in) operating activities			(83,106)	(376,967)	(457,806)	(789,344)
Cash flows from financing activities:
Deferred Offering Costs			(166,806)
Cash from Sale of Common Stock, net			396,000	245,000	412,500	150,000
Recapitalization						(139,880)
Net cash provided by (used in) financing activities			229,194	245,000	412,500	10,120
Net increase (decrease) in cash and cash equivalents			146,088	(131,967)	(45,306)	(779,224)
Cash and cash equivalents at beginning of period			152,417	197,723	197,723	976,947
Cash and cash equivalents at end of period	$ 298,505	$ 151,046	298,505	151,046	152,417	197,723
Supplementary disclosure of non-cash investing and financing activities:
Common Stock issued for legal services – 793,883 and 1,259,106 Common Shares, September 30, 2024 and 2023, respectively.			66,325	101,963
Supplementary disclosure of non-cash operating activities:
Common Stock cancelled related to exclusive license cancellation and settlement agreement – 51,507,749 Common Shares				51,508
Common Stock issued in exchange for 100% equity interest in Emergen Energy LLC – 222,222,000 Common Shares			22,222,200
Supplementary disclosure of cash flow information:
Interest paid						200
Taxes paid